SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

12.   SUBSEQUENT EVENTS

In July 2015, the Company issued 101,352 shares of common stock to its president and principal stockholder in payment of accrued interest in the amount of $75,000 related to a convertible note.

In accordance with the 2007 Equity Incentive Plan, on July 1, 2015, the Company issued options to purchase 580,000 shares of common stock to directors. The options have an exercise price of $0.80 per share, vest on June 30, 2016¸ subject to continuing service as a director and bear a ten year term. The options were valued using the Black-Scholes model using a volatility of 98.15% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 1.74%. The value of these options will be recognized as expense over the requisite service period.

Since July 1, 2015, the Company has issued two year warrants to purchase 890,249 shares of common stock at an exercise price of $2.00 per share in exchange for advances in the amount of $1,265,000 from the Company's president and principal shareholder in connection with the secured convertible line of credit agreement. The conversion rate of these advances range from $0.63 to $0.78 per share.

Effective August 12, 2015, the Company entered into a settlement agreement and release of claims (the Settlement Agreement) with its former executive chairman and director related to a lawsuit and countersuit brought by the parties related to the former executive chairman's employment agreement. Under the employment agreement, the executive chairman was entitled to $800,000 of salary, up to 800,000 restricted stock units and $28,800 in auto allowance. Under the Settlement Agreement, the Company issued the former executive chairman 200,000 shares of restricted common stock and made two cash payments totaling $315,000. As a result of the Settlement Agreement, the Company recognized a loss on settlement in the amount of $412,867 during the year ended June 30, 2015.

On August 12, 2015, the Company signed a $10 million purchase agreement (the “Purchase Agreement”), with Lincoln Park Capital Fund, LLC, an Illinois limited liability company (“Lincoln Park”). The Company also entered into a registration rights agreement (“Registration Rights Agreement”) with Lincoln Park whereby we agreed to file a registration statement related to the transaction with the Securities and Exchange Commission (“SEC”) covering the shares that may be issued to LPC under the Purchase Agreement.

Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right to sell, and Lincoln Park is obligated to purchase, up to $10.0 million in shares of the Company's common stock (“Common Stock”), subject to certain limitations, from time to time, over the 30-month period commencing on the date that a registration statement, which the Company agreed to file with the SEC pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed. The Company may direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 50,000 shares of Common Stock on any business day, provided that at least one business day has passed since the most recent purchase, increasing to up to 150,000 shares, depending upon the closing sale price of the Common Stock (such purchases, “Regular Purchases”). However, in no event shall a Regular Purchase be more than $500,000. The purchase price of shares of Common Stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales, but in no event will shares be sold to Lincoln Park on a day the Common Stock closing price is less than the “floor price” as set forth in the Purchase Agreement. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a Regular Purchase the closing sale price of the Common Stock is not below the threshold price as set forth in the Purchase Agreement. The Company's sales of shares of Common Stock to Lincoln Park under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of the Common Stock.

In consideration for entering into the $10 million Purchase Agreement, the Company issued to Lincoln Park 291,097 shares of Common Stock as a commitment fee and will issue up to 391,645 shares of Common Stock pro rata as Lincoln Park purchases additional shares.

In a separate transaction, the Company extended the expiration date of a previously issued warrant, held by Lincoln Park, from September 1, 2015 to a new expiration date of September 1, 2020 (the “Warrant Amendment”).